SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Schedule of Adjusted EBITDA and Funds From Operations
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2025:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests and other	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$344	$52	$61	$146	$126	$67	$178	$—	$974	$(269)	$987	$1,692
Other income	4	2	1	38	49	11	21	7	133	(68)	(3)	62
Direct operating costs	(121)	(17)	(25)	(58)	(40)	(21)	(114)	(11)	(407)	150	(442)	(699)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	187	4	191
	227	37	37	126	135	57	85	(4)	700	—	546
Management service costs	—	—	—	—	—	—	—	(56)	(56)	—	—	(56)
Interest expense	(68)	(3)	(22)	(41)	(33)	(13)	(8)	(50)	(238)	24	(410)	(624)
Current income tax expense	(1)	(1)	(1)	(1)	(2)	—	(3)	—	(9)	3	22	16
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(9)	(9)	—	—	(9)
Preferred equity	—	—	—	—	—	—	—	(7)	(7)	—	—	(7)
Perpetual subordinated notes	—	—	—	—	—	—	—	(10)	(10)	—	—	(10)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	(27)	(4)	(31)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(154)	(154)
Funds From Operations	158	33	14	84	100	44	74	(136)	371	—	—
Depreciation												(609)
Foreign exchange and financial instrument gain												255
Deferred income tax recovery												181
Other												(61)
Share of loss from equity-accounted investments												(217)
Net loss attributable to non-controlling interests												(32)
Net loss attributable to Unitholders(2)												$(112)
(1)Share of loss from equity-accounted investments of $57 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of loss lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $186 million is comprised of amounts found on share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2024:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests and other	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable Solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$256	$53	$72	$154	$120	$61	$114	$—	$830	$(194)	$846	$1,482
Other income	10	1	—	41	30	12	29	50	173	(25)	(86)	62
Direct operating costs	(101)	(19)	(41)	(59)	(33)	(19)	(92)	(10)	(374)	130	(374)	(618)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	89	—	89
	165	35	31	136	117	54	51	40	629	—	386
Management service costs	—	—	—	—	—	—	—	(53)	(53)	—	—	(53)
Interest expense	(66)	(4)	(21)	(29)	(26)	(9)	(8)	(39)	(202)	14	(301)	(489)
Current income tax expense	(2)	(1)	(1)	(4)	—	(1)	(1)	—	(10)	3	(9)	(16)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(9)	(9)	—	—	(9)
Preferred equity	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Perpetual subordinated notes	—	—	—	—	—	—	—	(10)	(10)	—	—	(10)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	(17)	—	(17)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(76)	(76)
Funds From Operations	97	30	9	103	91	44	42	(77)	339	—	—
Depreciation												(517)
Foreign exchange and financial instrument gain												116
Deferred income tax expense												(3)
Other												(27)
Share of loss from equity-accounted investments												(97)
Net income attributable to non-controlling interests												35
Net loss attributable to Unitholders(2)												$(154)
(1)Share of loss from equity-accounted investments of $25 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of loss lines. Net loss attributable to participating non-controlling interests – in operating subsidiaries of $41 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2025:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests and other	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed generation & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$632	$100	$138	$311	$222	$120	$308	$—	$1,831	$(491)	$1,932	$3,272
Other income	23	5	1	65	79	104	27	14	318	(98)	12	232
Direct operating costs	(256)	(32)	(49)	(121)	(71)	(45)	(228)	(22)	(824)	293	(843)	(1,374)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	296	10	306
	399	73	90	255	230	179	107	(8)	1,325	—	1,111
Management service costs	—	—	—	—	—	—	—	(105)	(105)	—	—	(105)
Interest expense	(135)	(6)	(39)	(80)	(63)	(20)	(16)	(94)	(453)	45	(825)	(1,233)
Current income tax expense	(3)	(4)	(7)	(5)	(4)	(1)	(5)	(1)	(30)	9	78	57
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(17)	(17)	—	—	(17)
Preferred equity	—	—	—	—	—	—	—	(14)	(14)	—	—	(14)
Perpetual subordinated notes	—	—	—	—	—	—	—	(20)	(20)	—	—	(20)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	(54)	(10)	(64)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(354)	(354)
Funds From Operations	261	63	44	170	163	158	86	(259)	686	—	—
Depreciation												(1,192)
Foreign exchange and financial instrument gain												504
Deferred income tax recovery												226
Other												(322)
Share of loss from equity-accounted investments												(315)
Net income attributable to non-controlling interests												104
Net loss attributable to Unitholders(2)												$(309)
(1)Share of loss from equity-accounted investments of $73 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of loss lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $250 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2024:

	Attributable to Unitholders									Contribution from equity accounted investments	Attributable to non- controlling interests and other	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$559	$112	$151	$324	$213	$113	$233	$—	$1,705	$(351)	$1,620	$2,974
Other income	16	2	1	51	58	26	42	54	250	(31)	(123)	96
Direct operating costs	(204)	(37)	(76)	(118)	(64)	(42)	(189)	(21)	(751)	242	(743)	(1,252)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	140	—	140
	371	77	76	257	207	97	86	33	1,204	—	754
Management service costs	—	—	—	—	—	—	—	(98)	(98)	—	—	(98)
Interest expense	(134)	(8)	(43)	(60)	(56)	(17)	(9)	(74)	(401)	22	(586)	(965)
Current income tax expense	(3)	(3)	(4)	(7)	1	(2)	(2)	—	(20)	5	(29)	(44)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(20)	(20)	—	—	(20)
Preferred equity	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Perpetual subordinated notes	—	—	—	—	—	—	—	(17)	(17)	—	—	(17)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(27)	—	(27)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(139)	(139)
Funds From Operations	234	66	29	190	152	78	75	(189)	635	—	—
Depreciation												(1,019)
Foreign exchange and financial instrument gain												236
Deferred income tax recovery												11
Other												(39)
Share of loss from equity-accounted investments												(171)
Net income attributable to non-controlling interests												73
Net loss attributable to Unitholders(2)												$(274)
(1)Share of loss from equity-accounted investments of $58 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of loss lines. Net income attributable to participating non-controlling interests– in operating subsidiaries of $66 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.

Schedule of Segmented Basis About Certain Items in Brookfield Renewables Statement of Financial Position
The following table provides information on each segment's statement of financial position in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of financial position by aggregating the components comprising from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
As at June 30, 2025
Cash and cash equivalents	$149	$51	$9	$221	$174	$90	$70	$15	$779	$(150)	$1,278	$1,907
Property, plant and equipment	15,060	1,368	3,107	6,164	4,547	2,613	749	—	33,608	(2,422)	45,165	76,351
Total assets	16,138	1,624	3,406	7,889	6,148	3,135	2,354	102	40,796	(2,752)	60,557	98,601
Total liabilities	9,413	531	1,988	6,064	4,749	2,045	1,075	5,248	31,113	(2,752)	36,913	65,274
As at December 31, 2024
Cash and cash equivalents	$55	$52	$24	$453	$151	$70	$56	$5	$866	$(112)	$2,381	$3,135
Property, plant and equipment	14,669	1,238	2,801	5,255	3,784	2,558	644	—	30,949	(1,831)	44,357	73,475
Total assets	15,653	1,452	3,184	7,081	4,894	3,313	2,106	95	37,778	(2,272)	59,303	94,809
Total liabilities	9,187	460	1,725	5,617	3,393	1,992	934	4,157	27,465	(2,272)	33,160	58,353

Schedule of Consolidated Revenue Split by Geographical Region
The following table presents consolidated revenue split by reportable segment for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Hydroelectric
North America	$396	$313	$713	$653
Brazil	55	59	106	125
Colombia	269	310	609	661
	720	682	1,428	1,439
Wind	435	424	877	846
Utility-scale solar	338	259	636	488
Distributed energy & storage	199	113	331	190
Sustainable solutions	—	4	—	11
Total	$1,692	$1,482	$3,272	$2,974

Schedule of Consolidated Property, Plant and Equipment and Equity-Accounted Investments Split by Geographical Region
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography region:

(MILLIONS)	June 30, 2025	December 31, 2024
United States	$38,162	$37,931
Colombia	13,381	12,431
Canada	7,762	7,116
Brazil	4,873	4,319
Europe	6,761	5,976
Asia–Pacific	8,355	7,550
Other	766	892
	$80,060	$76,215